Schedule I - Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Cash Flows from Operating Activities:
Net cash provided by operating activities	$ 32,169	$ 51,945	$ 156,646	$ 141,073	$ 86,333
Cash Flows from Investing Activities:
Net cash (used for) investing activities	(926)	(4,191)	(12,895)	(46,641)	(48,860)
Cash Flows from Financing Activities:
Issuance of common stock	4,680	26	52	49	674
Repurchase of common stock			0	(882)	(252,765)
Net cash (used for) financing activities	(142,414)	(1,340)	(23,908)	(44,106)	(57,584)
Increase (decrease) in cash and cash equivalents	(112,306)	46,612	119,681	47,238	(21,410)
Cash and cash equivalents:
Cash and cash equivalents at beginning of period	200,279	80,598	80,598	33,360	54,770
Cash and cash equivalents at end of period	87,973	127,210	200,279	80,598	33,360
Atkore International Group Inc.
Cash Flows from Operating Activities:
Net cash provided by operating activities			0	0	0
Cash Flows from Investing Activities:
Distribution received from subsidiary			0	882	252,765
Distribution paid to subsidiary			(52)	(49)	(674)
Net cash (used for) investing activities			(52)	833	252,091
Cash Flows from Financing Activities:
Issuance of common stock			52	49	674
Repurchase of common stock			0	(882)	(252,765)
Net cash (used for) financing activities			52	(833)	(252,091)
Increase (decrease) in cash and cash equivalents			0	0	0
Cash and cash equivalents:
Cash and cash equivalents at beginning of period	$ 0	$ 0	0	0	0
Cash and cash equivalents at end of period			$ 0	$ 0	$ 0